Cover	Aug. 26, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 26, 2019
Entity File Number	001-16533
Entity Registrant Name	ProAssurance Corporation
Entity Central Index Key	0001127703
Entity Tax Identification Number	63-1261433
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Brookwood Place
Entity Address, City or Town	Birmingham
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35209
City Area Code	205
Local Phone Number	877-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PRA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false